AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON AUGUST 12, 2015.

File Nos. 333-180870 and 811-22698

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 100	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 104	☒

KRANESHARES TRUST

(Exact Name of Registrant as Specified in Charter)

1350 Avenue of the Americas, 2nd Floor

New York, New York 10019

(Address of Principal Executive Offices, Zip Code)

(646) 479-5031

(Registrant’s Telephone Number, including Area Code)

Jonathan Krane

Krane Funds Advisors, LLC

1350 Avenue of the Americas, 2nd Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b)(1)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 100 relates to the KraneShares FTSE Emerging Markets Plus ETF, KraneShares Dow Jones China Select Dividend ETF, KraneShares CSI China Consumer Discretionary ETF, KraneShares CSI China Consumer Staples ETF, KraneShares New China ETF, KraneShares China Urbanization ETF, KraneShares China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares E Fund China Commercial Paper Hedged ETF, and the MPS Thomson Reuters Venture Capital Fund (the “Funds”), each a separate series of KraneShares Trust. The purpose of this filing is to file risk/return summary information for the Funds in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 12th day of August, 2015.

KraneShares Trust

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and
Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jonathan Krane	Trustee, Principal Executive Officer	August 12, 2015
Jonathan Krane	and Principal Financial Officer

/s/ John Ferguson*	Trustee	August 12, 2015
John Ferguson

/s/ Matthew Stroyman*	Trustee	August 12, 2015
Matthew Stroyman

* /s/ Jonathan Krane
Jonathan Krane

*	Attorney-in-Fact pursuant to powers of attorney dated November 8, 2012.

Exhibit Index

Type	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase